SHAREHOLDER' DEFICIENCY (Tables)	12 Months Ended
Dec. 31, 2013
SHAREHOLDER' DEFICIENCY [Abstract]
Schedule of Stock Option Activity

	Year ended December 31,
	2013		2012		2011
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Number	price	Number	price	Number	price

Options outstanding at beginning of year	5,509,563	0.45	6,139,463	0.45	6,755,463	0.45
Changes during the year:
Granted (*)	345,000	0.09	85,000	0.08	150,000	0.09
Exercised	-	-	-	-	-	-
Forfeited and expired	(1,050,119)	0.43	(714,900)	0.42	(766,000)	0.39
Options outstanding at end of year	4,804,444	0.43	5,509,563	0.45	6,139,463	0.45
Options exercisable at year end	3,689,416	0.4	4,627,071	0.55	4,371,053	0.45
Weighted average fair value of options granted during the year (i)	$0.09		$0.08		$0.09

(*)	Options granted in 2013, 2012 and 2011 were granted with exercise price that was at market value or above.

Schedule of Fair Value of Options Granted

	Year ended December 31,
	2 0 1 3	2 0 1 2	2 0 1 1

Dividend yield	0%	0%	0%
Expected volatility	64%	92%	99%
Risk-free interest rate	1.5%	1.5%	2.02%
Expected life - in years	4	4	4

Schedule of Information about Options Granted

Options outstanding			Options exercisable
		Weighted		Weighted
	Number	average	Number	average
	outstanding at	remaining	exercisable at	remaining
Exercise	December 31,	contractual	December 31,	contractual
prices	2013	life	2013	life
$		Years		Years

0.05-0.32	3,022,610	0.49-9.38	1,907,582	0.63-8.39
0.4-0.46	127,500	3.28-4.12	127,500	4.28-5.12
0.49-0.70	50,000	1.98-4	50,000	0.08-5.01
0.75-0.85	832,834	0.46-3.29	832,834	0.89-4.29
1.2-1.25	771,500	0.2-0.95	771,500	1.2-1.95
	4,804,444		3,689,416